Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of trade and other payables
	06.30.2024	06.30.2023
Trade payables	141,870	136,652
Advances from sales, leases and services (*)	61,678	61,007
Accrued invoices	12,921	14,582
Deferred income	473	540
Admission fees (*)	29,409	30,356
Deposits in guarantee	575	524
Total trade payables	246,926	243,661
Dividends payable to non-controlling interests	6,572	10,146
Tax payables	15,628	22,931
Director´s Fees	5,583	27,471
Management fees	7,866	11,616
Others	16,504	11,815
Total other payables	52,153	83,979
Total trade and other payables	299,079	327,640

Non-current	50,585	45,532
Current	248,494	282,108
Total	299,079	327,640